NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Newbuildings
As of December 31, 2024 and 2023, our capital expenditure for the Newbuild Vessels consists of the following:

(in thousands of $)	December 31, 2024	December 31, 2023
Shipyard installments (including option exercise price)	101,494	180,687
Onsite supervision costs	450	900
Interest cost capitalized	1,940	168
Other costs	1,784	149
Newbuildings	105,668	181,904